Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Statement of Comprehensive Income [Abstract]
Net unrealized holding gains (losses) on investments arising during the period, tax provision (benefit)	$ (78)	$ 117	$ 165
Less: reclassification adjustment for net (gains) losses included in net income (loss), tax provision (benefit)	0	0	(545,054)
Net change in unrealized holding gains (losses) on investments, tax provision (benefit)	(78)	117	545,219
Net unrealized foreign exchange gains (losses) arising during the period, tax provision (benefit)	(582)	11,392	1,146
Less: reclassification adjustment for foreign exchange (gains) losses included in net income (loss), tax provision (benefit)	0	0	(52)
Net change in unrealized foreign exchange gains (losses), tax provision (benefit)	(582)	11,392	1,198
Net unrealized gains (losses) on instrument specific credit risk arising during the period, income tax provision (benefit)	(26,091)	(16,228)	(4,653)
Less: reclassification adjustment for instrument specific credit risk (gains) losses included in net income, income tax provision (benefit)	599	146	(144)
Net change in unrealized instrument specific credit risk gains (losses), income tax provision (benefit)	(26,690)	(16,374)	(4,509)
Net unrealized gains (losses) on cash flow hedges arising during the period, net of income tax provision (benefit)	0	0	0
Less: reclassification adjustment for cash flow hedges (gains) losses included in net income, net of income tax provision (benefit)	0	0	161
Net change in unrealized cash flow hedges gains (losses), net of income tax provision (benefit)	0	0	(161)
Net pension and postretirement gains (losses) arising during the period, tax provision (benefit)	2,082	(970)	(2,473)
Less: reclassification adjustment for pension and postretirement (gains) losses included in net income (loss), tax provision (benefit)	(1,054)	(957)	(490)
Net change in pension liability and postretirement benefits, tax provision (benefit)	$ 3,136	$ (13)	$ (1,983)